INCOME TAX	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX
NOTE 15	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
Income taxes (tax benefit):
Current taxes:
In Israel	11,026	10,114	10,202
Brazil	5,640	5,277	3,814
Rest of the world	455	682	2,183
	17,121	16,073	16,199
Deferred taxes:
In Israel	520	867	(995)
Brazil	(1,012)	(413)	383
Rest of the world	(1,115)	(837)	(2,513)
	(1,607)	(383)	(3,125)
Taxes in respect of prior years:
In Israel	(585)	(792)	10
Brazil	-	-	-
Rest of the world	(30)	(319)	271
	(615)	(1,111)	281
	14,899	14,579	13,355

B.	Measurement of results for tax purposes

Commencing January 1, 2008, and thereafter, the results of operations for tax purposes are measured on a nominal basis.

1.
According to the Law for Economic Efficiency (Legislative Amendments for Achieving Budget Objectives in the Budget Years 2017 and 2018) – 2016 (hereinafter – the “Economic Efficiency Law”) c the corporate tax rate applicable to a preferred enterprise located in Development Zone A from 9% to 7.5% (the tax rate applicable to a preferred enterprise located in areas other than Development Zone A. remained unchanged at 16%).

2.
As of December 31, 2025, one Israeli subsidiary (located in areas other than Development Zone A) is entitled to a "Preferred Company " status pursuant to the investment law and subject to 16% corporate tax rate.

C.	The Law for the Encouragement of Capital Investments, 1959, under the 2016 amendment (the "Investment Law")

1.	In December 2016 new legislation amended the Investments Law (the "2016 amendment"). Under the 2016 amendment a new status of "Technological Preferred Enterprise" was introduced to the Investment Law.

Technological Preferred Enterprise – an enterprise which, amongst other condition, is part of a consolidated Company with consolidated revenues of less than NIS 10 billion. A Technological Preferred Enterprise which is located in areas other than Development Zone A will be subject to a tax rate of 12% on profits derived from intellectual property, and a Technological Preferred Enterprise in Development Zone A will be subject to tax rate at a 7.5%.

2.
As of December 31, 2025, two Israeli subsidiaries (located in areas other than Development Zone A) are entitled to a "Technological Preferred Enterprise" status pursuant to the investment (under the 2016 amendment) law and subject to 12% corporate tax rate. Income not eligible for Technological Preferred Enterprise is taxed at the regular corporate tax rate or at the preferred tax rate as mentioned in Note C1 above, as the case may be.

D.	Israeli corporate tax rates

For the years 2023, 2024 and 2025, taxable income of the Company and its Israeli subsidiaries (that are not entitled to special tax rates as described above) is subject to a corporate tax rate of 23%

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence. For example, Brazil mainly 34%, Mexico 30%.

F.	Use of assumptions and judgments

The application of income tax law is inherently complex. Laws and regulations in this area are voluminous and can be ambiguous; the Company is, therefore, obliged to make many subjective assumptions and judgments regarding the application of such laws and regulations to its facts and circumstances. In addition, interpretations of and guidance surrounding income tax laws and regulations are subject to changes over time. Any changes in the Company's subjective assumptions and judgments could materially affect amounts recognized in its consolidated balance sheets and statements of income.

G.	Tax assessments

The Company and certain Israeli subsidiaries have received final tax assessments through the year of 2022, one of our subsidiaries in Israel has received final tax assessments through the 2023 tax year, one of the subsidiaries in Brazil has received final tax assessments through the 2015 tax year.  Some subsidiaries have not yet been assessed since incorporation.

H.	Carry forward foreign tax credits and tax losses

As of December 31, 2025, there are no material losses carried forward that are likely to be used in the near future.

I.	The following is reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

1)
A reconciliation of the accrual for income taxes for the year ended December 31, 2025, to the amount computed by applying tax rates applicable to companies in Israel (see b(1) above), and the actual tax expense after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
(in thousands)	In Thousand of US dollars	Percent
Deferred taxes
Pretax income	74,902	100%

Tax computed at the ordinary tax rate	17,227	23%

Nondeductible expenses (income)	997	1.3%
Losses and timing differences in respect of which no deferred taxes assets were recognized	3	0.1%
Tax adjustment in respect of different tax rates	1,526	2.0%
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,218)	(4.3)%
Tax related to previous years	(612)	(0.8)%
Others	(1,024)	(1.4)%
	14,899	19.9%

2)
A reconciliation of the accrual for income taxes for the years ended December 31, 2024, and 2023 to the amount computed by applying tax rates applicable to companies in Israel (see b(1) above), and the actual tax expense for years prior to the adoption of ASU 2023-09 is as follows:

(in thousands)	2024	2023
Pretax income	71,249	64,405
Statutory tax rate	23%	23%
Tax computed at the ordinary tax rate	16,387	14,813
Nondeductible expenses (income)	27	(284)
Losses and timing differences in respect of which no deferred taxes assets were recognized	(124)	(557)
Tax adjustment in respect of different tax rates	1,981	1,087
Adjustment in respect of tax rate deriving from “approved enterprises”	(2,624)	(3,133)
Tax related to previous years	(1,111)	281
Others	43	1,148
	14,579	13,355

J.	Summary of deferred taxes Composition:
	US dollars
	December 31,
(in thousands)	2025	2024
Deferred taxes
Provision for vacation, recreation and bad debt	411	406
Provision for other employee related obligations	2,441	1,750
Provision for deferred revenues/expenses and other obligations	7,165	5,741
Other temporary differences, net	5,136	3,958
	15,153	11,855

	US dollars
	December 31,
(in thousands)	2025	2024

Deferred income taxes included in long-term investments and other assets	15,684	12,273
Deferred income taxes included in long-term liabilities	(531)	(418)
	15,153	11,855

K.	Income before income taxes is composed as follows:
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
The Company and its Israeli subsidiaries	60,961	53,855	55,316
Brazil subsidiaries	13,814	14,927	13,525
Rest of the world subsidiaries	127	2,467	(4,436)
	74,902	71,249	64,405

L.	Reconciliation of taxes at statutory rate to our income tax expenses was as follows:

	US dollars		US dollars		US dollars
	Year ended December 31,		Year ended December 31,		Year ended December 31,
(in thousands)	2025		2024		2023
	Tax expenses	Tax rate	Tax expenses	Tax rate	Tax expenses	Tax rate
Israel statutory income tax rate	17,227	23.0%	16,387	23.0%	14,813	23.0%
Foreign tax effect
Brazil	1,519	2.0%	1,656	2.3%	1,488	2.3%
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,218)	(4.3)%	(2,624)	(3.7)%	(3,133)	(4.9)%
Other adjustments	(629)	(0.8)%	(840)	(1.1)%	187	0.3%
	14,899	19.9%	14,579	20.5%	13,355	20.7%

M.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, and Latin America.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	US dollars

Balance as of January 1, 2024	876
Changes during 2024:
Increase related tax positions of prior years	1,128
Translations differences related to the current year	(2)
Balance as of January 1, 2025	2,002
Changes during 2025:
Decrease related tax positions of prior years	(2,104)
Translations differences related to the current year	102
Balance as of December 31, 2025	-